Document and Entity Information	Nov. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2022
Entity Registrant Name	DIEBOLD NIXDORF, Inc
Entity Incorporation, State or Country Code	OH
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
Entity Address, Address Line One	50 Executive Parkway
Entity Address, Address Line Two	P.O. Box 2520
Entity Address, City or Town	Hudson
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44236
City Area Code	330
Local Phone Number	490-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000028823
Title of 12(b) Security	Common shares, $1.25 par value per share
Trading Symbol	DBD
Security Exchange Name	NYSE